Disclosure on individual items of the consolidated financial statements (Details) - Schedule of revenue from contracts with customers disaggregrated by major products - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of revenue from contracts with customers disaggregrated by major products [Line Items]
Revenue from customer disaggregation major products total	€ 26,430	€ 33,035	€ 47,370
Charging [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of revenue from contracts with customers disaggregrated by major products [Line Items]
Revenue from customer disaggregation major products total	19,506	23,721	40,514
Commercial and Industrial [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of revenue from contracts with customers disaggregrated by major products [Line Items]
Revenue from customer disaggregation major products total	4,463	6,334	5,472
Service [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of revenue from contracts with customers disaggregrated by major products [Line Items]
Revenue from customer disaggregation major products total	1,774	2,235	1,231
Residential [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of revenue from contracts with customers disaggregrated by major products [Line Items]
Revenue from customer disaggregation major products total	287	479	153
Other [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of revenue from contracts with customers disaggregrated by major products [Line Items]
Revenue from customer disaggregation major products total	€ 400	€ 267